Restructuring Related Activities (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Cost [Line Items]
Impact of restructuring costs on the accompanying financial statements

Year Ended December 31, 2010
(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
Restructuring charges	$70			$11	$35	$116
Restructuring-related expenses:
Cost of products sold		$7	$41			48
Selling, general and administrative expenses					5	5
		7	41		5	53
	$70	$7	$41	$11	$40	$169

(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
2010 Restructuring plan	$66			$11	$33	$110
Plant Network Optimization program	4	$7	$28			39
2007 Restructuring plan			13		7	20
	$70	$7	$41	$11	$40	$169

The following presents these costs by major type and line item within our accompanying consolidated statements of operations, as well as by program:

Year Ended December 31, 2012
(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
Restructuring charges	$79			$14	$43	$136
Restructuring-related expenses:
Cost of products sold			$8			8
Selling, general and administrative expenses		$2			14	16
	—	2	8	—	14	24
	$79	$2	$8	$14	$57	$160

(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
2011 Restructuring plan	$78	$2		$14	$55	$149
2010 Restructuring plan	1				2	3
Plant Network Optimization program			$8			8
	$79	$2	$8	$14	$57	$160

Year Ended December 31, 2011
(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
Restructuring charges	$55				$34	$89
Restructuring-related expenses:
Cost of products sold		$9	$27			36
Selling, general and administrative expenses					4	4
	—	9	27	—	4	40
	$55	$9	$27	$—	$38	$129

(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
2011 Restructuring plan	$21				$14	$35
2010 Restructuring plan	24	$1			24	49
Plant Network Optimization program	10	8	$27			45
	$55	$9	$27	$—	$38	$129

Cash payments associated with restructuring initiatives
We made cash payments of $149 million in 2012 associated with restructuring initiatives pursuant to these plans, and have made total cash payments of $375 million related to our 2011 Restructuring plan, 2010 Restructuring plan and Plant Network Optimization program since committing to each plan. Each of these payments was made using cash generated from operations, and are comprised of the following:

(in millions)	2011 Restructuring plan	2010 Restructuring plan	Plant Network Optimization	Total
Year Ended December 31, 2012
Termination benefits	$60	$4	$24	$88
Transfer costs			8	8
Other	53			53
	$113	$4	$32	$149

Program to Date
Termination benefits	$63	$89	$29	$181
Transfer costs			73	73
Other	65	56		121
	$128	$145	$102	$375
We also made cash payments of $5 million during 2012 associated with our 2007 Restructuring plan and have made total cash payments of approximately $375 million related to the 2007 Restructuring plan since committing to the plan in the fourth quarter of 2007.

Summary of accrued expenses within accompanying unaudited condensed consolidated balance sheets
The following is a rollforward of the termination benefit liability associated with our 2011 Restructuring plan, 2010 Restructuring plan and Plant Network Optimization program, since the inception of the respective plan, which is reported as a component of accrued expenses included in our accompanying consolidated balance sheets:

	Restructuring Plan Termination Benefits
			Plant Network
(in millions)	2011	2010	Optimization	Total
Accrued as of December 31, 2009			$22	$22
Charges		$66	4	70
Cash payments		(45)		(45)
Accrued as of December 31, 2010		21	26	47
Charges	$21	24	10	55
Cash payments	(3)	(39)	(3)	(45)
Accrued as of December 31, 2011	18	6	33	57
Charges	78	1	—	79
Cash payments	(60)	(4)	(24)	(88)
Accrued as of December 31, 2012	$36	$3	$9	$48

In addition to our accrual for termination benefits, we had a $5 million liability as of December 31, 2012 and a $3 million liability as of December 31, 2011 for other restructuring-related items.

Cumulative Restructuring Charges [Text Block]
We have incurred cumulative restructuring charges related to our 2011 Restructuring plan, 2010 Restructuring plan and Plant Network Optimization program of $355 million and restructuring-related costs of $125 million since we committed to each plan. The following presents these costs by major type and by plan:

(in millions)	2011 Restructuring plan	2010 Restructuring plan	Plant Network Optimization	Total
Termination benefits	$99	$90	$36	$225
Fixed asset write-offs	14	11		25
Other	54	51		105
Total restructuring charges	167	152	36	355
Accelerated depreciation	2		22	24
Transfer costs			74	74
Other	15	8		23
Restructuring-related expenses	17	8	96	121
	$184	$160	$132	$476

2011 Restructuring Plan [Member]
Restructuring and Related Cost [Line Items]
Impact of restructuring costs on the accompanying financial statements
The following provides a summary of our expected total costs associated with the plan by major type of cost:

Type of cost	Total estimated amount expected to be incurred
Restructuring charges:
Termination benefits	$185 million to $210 million
Other (1)	$70 million to $90 million
Restructuring-related expenses:
Other (2)	$45 million to $55 million
$300 million to $355 million

2010 Restructuring Plan [Member]
Restructuring and Related Cost [Line Items]
Impact of restructuring costs on the accompanying financial statements
The following provides a summary of our costs associated with the plan by major type of cost:

Type of cost	Total amount incurred
Restructuring charges:
Termination benefits	$90 million
Fixed asset write-offs	$11 million
Other (1)	$51 million
Restructuring-related expenses:
Other (2)	$8 million
$160 million

Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Impact of restructuring costs on the accompanying financial statements
The following provides a summary of our estimates of costs associated with the Plant Network Optimization program by major type of cost:

Type of cost	Total estimated amount expected to be incurred
Restructuring charges:
Termination benefits	$36 million

Restructuring-related expenses:
Accelerated depreciation	$22 million
Transfer costs (1)	$74 million to $77 million
$132 million to $135 million